Employee Pension and Profit Sharing Plans - Net Periodic Cost (Detail) (Pension Plans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 11,045	$ 9,961	$ 10,310
Interest cost	12,693	13,001	13,086
Expected return on plan assets	(14,256)	(12,521)	(12,738)
Settlements	308	467	704
Amortization of prior service cost	119	6	6
Recognized net (gain) loss	3,436	2,392	1,608
Net periodic pension cost	$ 13,345	$ 13,306	$ 12,976